October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• BlackRock World ex U.S. Carbon Transition Readiness ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.7%
ANZ Group Holdings Ltd.	11,114	$266,199
Aristocrat Leisure Ltd.	1,691	69,965
BlueScope Steel Ltd.	23,072	345,184
Brambles Ltd.	120,271	1,954,352
Cochlear Ltd.	1,187	222,847
Commonwealth Bank of Australia	22,652	2,541,667
Fortescue Ltd.	6,988	97,184
James Hardie Industries PLC(a)	2,459	51,788
Macquarie Group Ltd.	13,022	1,857,387
National Australia Bank Ltd.	17,415	496,503
QBE Insurance Group Ltd.	41,575	539,418
REA Group Ltd.	2,637	367,432
Santos Ltd.	91,232	376,800
Stockland	71,883	297,192
Suncorp Group Ltd.	34,309	440,421
Transurban Group	235,467	2,227,916
Westpac Banking Corp.	87,708	2,219,404
Woolworths Group Ltd.	2,588	48,082
		14,419,741
Austria — 0.2%
Erste Group Bank AG	2,107	218,262
OMV AG	906	49,600
Verbund AG	4,429	341,831
		609,693
Belgium — 0.8%
Anheuser-Busch InBev SA	3,120	190,249
Argenx SE(a)	467	382,224
UCB SA	5,160	1,326,853
		1,899,326
Canada — 12.3%
Alimentation Couche-Tard Inc.	13,022	661,800
Bank of Montreal	2,959	367,578
Bank of Nova Scotia (The)	14,948	980,405
Brookfield Asset Management Ltd., Class A	4,756	257,273
Brookfield Corp., Class A	3,549	163,438
Brookfield Renewable Corp.	14,342	620,902
Cameco Corp.	8,670	886,070
Canadian Imperial Bank of Commerce	43,547	3,608,140
Canadian Pacific Kansas City Ltd.	331	23,819
Celestica Inc.(a)	2,406	828,338
CGI Inc.	3,369	293,195
Dollarama Inc.	2,031	263,999
Element Fleet Management Corp.	2,353	63,466
Enbridge Inc.	24,643	1,149,087
Franco-Nevada Corp.	10,086	1,884,019
GFL Environmental Inc.	1,904	83,244
iA Financial Corp. Inc.	5,342	630,581
Intact Financial Corp.	2,417	450,864
Keyera Corp.	9,501	280,515
Lundin Gold Inc.	2,594	176,349
Manulife Financial Corp.	39,366	1,273,981
National Bank of Canada	12,852	1,435,891
Pan American Silver Corp.	33,592	1,183,163
Power Corp. of Canada	6,682	313,007
Restaurant Brands International Inc.	3,146	206,630
Royal Bank of Canada	21,641	3,170,351
Shopify Inc., Class A(a)	9,822	1,707,742
Stantec Inc.	9,185	1,017,157
Sun Life Financial Inc.	3,063	186,307
Teck Resources Ltd., Class B	2,645	113,472
Security	Shares	Value
Canada (continued)
TELUS Corp.	105,557	$1,543,598
Toronto-Dominion Bank (The)	8,677	712,448
Wheaton Precious Metals Corp.	17,522	1,692,171
Whitecap Resources Inc.	19,422	144,569
WSP Global Inc.	12,999	2,485,153
		30,858,722
Denmark — 1.3%
Carlsberg A/S, Class B	1,379	162,142
DSV A/S	1,806	385,415
Genmab A/S(a)	1,379	393,329
Novo Nordisk A/S, Class B	27,144	1,336,345
Novonesis Novozymes B, Class B	9,989	596,939
Orsted A/S(a)(b)	5,104	91,409
Rockwool AS, Class B	2,100	71,958
Vestas Wind Systems A/S	11,228	229,636
		3,267,173
Finland — 0.8%
Fortum OYJ	1,327	29,592
Kone OYJ, Class B	3,230	215,806
Neste OYJ	11,412	236,464
Sampo OYJ, Class A	25,283	281,813
Stora Enso OYJ, Class R	2,705	31,498
Wartsila OYJ Abp	35,916	1,175,067
		1,970,240
France — 11.2%
Air Liquide SA	164	31,740
Airbus SE	12,161	2,998,550
Amundi SA(b)	7,083	525,080
Arkema SA	897	53,248
BioMerieux	3,501	450,756
Capgemini SE	3,358	516,613
Carrefour SA	23,258	350,287
Cie de Saint-Gobain SA	982	95,315
Covivio SA/France	1,733	111,186
Credit Agricole SA	119,424	2,155,767
Dassault Systemes SE	37,557	1,068,787
Engie SA	68,698	1,608,423
Gecina SA	406	37,730
Getlink SE	3,766	68,742
Hermes International SCA	559	1,383,222
Ipsen SA	1,818	255,486
Kering SA	523	185,726
Klepierre SA	17,796	680,102
Legrand SA	6,078	1,049,596
L'Oreal SA	3,940	1,644,206
LVMH Moet Hennessy Louis Vuitton SE	3,654	2,582,730
Pernod Ricard SA	935	91,574
Renault SA	4,522	175,721
Rexel SA	7,754	268,870
Safran SA	2,249	799,111
Sanofi SA	23,614	2,388,858
Schneider Electric SE	11,334	3,229,394
Societe Generale SA	5,968	378,494
Sodexo SA	3,293	182,335
STMicroelectronics NV	15,120	371,285
Thales SA	487	138,869
TotalEnergies SE	33,331	2,081,022
Unibail-Rodamco-Westfield, New	2,171	224,488
Vinci SA	487	65,120
		28,248,433

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 8.0%
adidas AG	1,957	$370,034
Allianz SE, Registered	7,272	2,922,192
BASF SE	3,063	151,134
Bayerische Motoren Werke AG	10,393	969,094
Commerzbank AG	27,006	984,717
Deutsche Bank AG, Registered	27,179	973,013
Evonik Industries AG	12,936	216,782
GEA Group AG	21,231	1,518,603
Hannover Rueck SE	102	29,119
Heidelberg Materials AG	246	57,712
Knorr-Bremse AG	2,311	215,034
Mercedes-Benz Group AG	19,614	1,272,645
MTU Aero Engines AG	223	97,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	449	277,793
Rheinmetall AG	419	823,663
SAP SE	12,854	3,342,970
Siemens AG, Registered	11,749	3,329,634
Siemens Energy AG(a)	11,201	1,395,480
Siemens Healthineers AG(b)	10,670	598,053
Talanx AG(a)	2,071	252,188
Zalando SE(a)(b)	9,358	262,235
		20,059,552
Hong Kong — 2.1%
AIA Group Ltd.	223,600	2,175,791
Futu Holdings Ltd., ADR	621	123,604
Galaxy Entertainment Group Ltd.	89,000	443,427
Hang Seng Bank Ltd.	23,000	448,384
Hong Kong & China Gas Co. Ltd.	61,000	56,770
Link REIT	13,900	72,386
MTR Corp. Ltd.	163,500	599,830
Sands China Ltd.	255,600	666,159
Sun Hung Kai Properties Ltd.	53,500	651,030
		5,237,381
Ireland — 0.4%
AIB Group PLC	50,147	462,171
Bank of Ireland Group PLC	16,897	276,654
Kingspan Group PLC	4,179	312,917
		1,051,742
Israel — 0.7%
Bank Hapoalim BM	13,925	282,436
Bank Leumi Le-Israel BM	16,607	337,055
CyberArk Software Ltd.(a)	1,478	769,713
ICL Group Ltd.	9,520	62,361
Monday.com Ltd.(a)	535	109,803
Teva Pharmaceutical Industries Ltd., ADR(a)	12,867	263,516
		1,824,884
Italy — 1.7%
Eni SpA	45,031	830,348
Intesa Sanpaolo SpA	344,696	2,221,683
Leonardo SpA	4,382	257,814
Moncler SpA	4,941	296,407
Snam SpA	47,305	291,759
Stellantis NV	6,909	70,263
Telecom Italia SpA/Milano(a)	395,480	233,192
		4,201,466
Japan — 19.6%
Advantest Corp.	15,400	2,306,085
Aeon Co. Ltd.	28,200	446,031
Ajinomoto Co. Inc.	23,200	658,005
ANA Holdings Inc.	8,200	153,686
Security	Shares	Value
Japan (continued)
Asahi Group Holdings Ltd.	27,800	$299,735
Asahi Kasei Corp.	72,500	555,504
Asics Corp.	32,600	830,132
Astellas Pharma Inc.	106,000	1,109,569
Bandai Namco Holdings Inc.	12,100	376,581
Capcom Co. Ltd.	2,400	62,671
Chugai Pharmaceutical Co. Ltd.	11,000	503,445
Daifuku Co. Ltd.	13,600	433,524
Dai-ichi Life Holdings Inc.	68,800	482,907
Daiichi Sankyo Co. Ltd.	34,500	824,140
Daiwa House Industry Co. Ltd.	45,100	1,530,155
Daiwa Securities Group Inc.	6,700	51,563
Denso Corp.	74,200	1,036,706
Disco Corp.	1,600	531,333
East Japan Railway Co.	1,700	41,523
FUJIFILM Holdings Corp.	84,100	1,949,159
Fujikura Ltd.	1,500	204,261
Fujitsu Ltd.	29,300	763,571
Hankyu Hanshin Holdings Inc.	7,400	198,719
Hitachi Ltd.	106,600	3,641,347
Honda Motor Co. Ltd.	60,900	615,531
Idemitsu Kosan Co. Ltd.	18,300	127,254
IHI Corp.	15,400	318,843
Inpex Corp.	5,500	101,487
ITOCHU Corp.	1,200	69,508
JFE Holdings Inc.	5,400	61,885
Kao Corp.	39,900	1,688,553
Kawasaki Kisen Kaisha Ltd.	50,300	720,676
KDDI Corp.	15,100	240,699
Komatsu Ltd.	15,900	531,870
Kubota Corp.	95,000	1,229,980
Kyocera Corp.	2,500	33,174
Kyowa Kirin Co. Ltd.	6,900	106,840
LY Corp.	41,200	121,067
Makita Corp.	1,800	54,416
Mitsubishi Electric Corp.	3,900	110,731
Mitsubishi Estate Co. Ltd.	27,500	582,777
Mitsubishi Heavy Industries Ltd.	41,600	1,255,890
Mitsubishi UFJ Financial Group Inc.	79,000	1,193,316
Mitsui & Co. Ltd.	33,700	828,738
Mitsui OSK Lines Ltd.	13,700	407,049
MonotaRO Co. Ltd.	1,400	19,533
NEC Corp.	12,700	461,264
Nintendo Co. Ltd.	6,100	520,268
Nippon Steel Corp.	46,000	189,613
Nitto Denko Corp.	1,700	42,338
Nomura Holdings Inc.	111,700	797,102
Nomura Research Institute Ltd.	28,000	1,081,165
Olympus Corp.	65,300	803,645
Oriental Land Co. Ltd./Japan	4,200	84,998
Otsuka Holdings Co. Ltd.	700	38,097
Rakuten Group Inc.(a)	16,800	109,909
Renesas Electronics Corp.	23,200	286,510
SCREEN Holdings Co. Ltd.	2,800	265,434
Secom Co. Ltd.	16,000	540,877
Sekisui Chemical Co. Ltd.	27,200	471,221
SG Holdings Co. Ltd.	19,900	182,911
Shimadzu Corp.	6,300	169,378
Shionogi & Co. Ltd.	5,600	93,927
Shiseido Co. Ltd.	23,200	390,777
SoftBank Corp.	169,700	241,143
SoftBank Group Corp.	5,500	965,077

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sompo Holdings Inc.	8,000	$243,804
Sony Financial Holdings Inc.(a)	48,200	48,603
Sony Group Corp.	48,200	1,342,350
Subaru Corp.	1,500	31,910
Sumitomo Electric Industries Ltd.	16,000	583,318
Sumitomo Metal Mining Co. Ltd.	34,000	1,112,223
Sumitomo Mitsui Financial Group Inc.	73,600	1,992,631
Sumitomo Mitsui Trust Group Inc.	2,500	68,666
Suzuki Motor Corp.	23,900	356,800
Takeda Pharmaceutical Co. Ltd.	5,500	148,431
Terumo Corp.	43,600	703,744
Tokio Marine Holdings Inc.	6,400	238,676
Tokyo Electron Ltd.	6,400	1,411,009
Toray Industries Inc.	186,300	1,140,609
Toyota Motor Corp.	53,600	1,092,750
Toyota Tsusho Corp.	8,200	250,643
Trend Micro Inc./Japan	2,200	112,271
Unicharm Corp.	9,700	60,015
Yokogawa Electric Corp.	8,400	251,281
ZOZO Inc.	112,200	969,914
		49,305,471
Netherlands — 3.9%
Adyen NV(a)(b)	171	293,006
Akzo Nobel NV	4,575	302,340
ASML Holding NV	3,861	4,082,272
BE Semiconductor Industries NV	1,659	282,853
Coca-Cola Europacific Partners PLC	1,824	162,026
ING Groep NV	15,703	392,099
InPost SA(a)	3,840	48,370
JDE Peet's NV	4,487	163,300
Koninklijke KPN NV	191,872	887,880
Koninklijke Philips NV	41,591	1,139,393
Prosus NV	20,870	1,442,502
Universal Music Group NV	7,638	204,866
Wolters Kluwer NV	4,166	510,691
		9,911,598
New Zealand — 0.1%
Meridian Energy Ltd.	79,783	270,095
Norway — 1.1%
Aker BP ASA	13,908	360,453
Mowi ASA	1,542	33,898
Norsk Hydro ASA	38,505	260,315
Orkla ASA	203,142	2,063,174
Salmar ASA	2,084	117,025
		2,834,865
Portugal — 1.2%
EDP SA	321,797	1,599,698
Galp Energia SGPS SA	47,172	947,736
Jeronimo Martins SGPS SA	15,431	397,426
		2,944,860
Singapore — 0.8%
DBS Group Holdings Ltd.	26,170	1,083,503
Genting Singapore Ltd.	74,600	41,817
Grab Holdings Ltd., Class A(a)	56,681	340,653
Sea Ltd., ADR(a)	2,547	397,969
Singapore Telecommunications Ltd.	7,400	24,154
		1,888,096
Spain — 3.0%
Acciona SA	219	48,474
Amadeus IT Group SA	2,736	209,142
Security	Shares	Value
Spain (continued)
Banco Santander SA	125,972	$1,283,678
Cellnex Telecom SA(b)	26,858	836,136
Grifols SA	13,154	170,448
Iberdrola SA	162,210	3,287,387
Industria de Diseno Textil SA	30,401	1,678,755
Telefonica SA	8,791	44,580
		7,558,600
Sweden — 3.2%
AddTech AB, Class B	5,149	173,473
Alfa Laval AB	15,430	733,352
Atlas Copco AB, Class A	10,912	182,842
Boliden AB(a)	27,901	1,251,149
Epiroc AB, Class A	2,217	46,748
EQT AB	52,059	1,799,033
Investment AB Latour, Class B	21,987	560,216
Nibe Industrier AB, Class B	79,127	307,907
Saab AB, Class B	1,166	64,161
SKF AB, Class B	5,452	139,746
Spotify Technology SA(a)	1,417	928,588
Swedish Orphan Biovitrum AB(a)	6,215	214,127
Tele2 AB, Class B	14,811	235,286
Telefonaktiebolaget LM Ericsson, Class B	129,364	1,312,509
Telia Co. AB	44,147	173,792
		8,122,929
Switzerland — 6.9%
ABB Ltd., Registered	2,193	163,044
Barry Callebaut AG, Registered	85	110,504
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	184,468
Geberit AG, Registered	1,385	1,012,468
Givaudan SA, Registered	265	1,085,611
Holcim AG	2,032	180,647
Kuehne + Nagel International AG, Registered	2,364	453,525
Logitech International SA, Registered	1,422	170,951
Lonza Group AG, Registered	740	510,993
Nestle SA, Registered	28,783	2,750,171
Novartis AG, Registered	9,434	1,167,568
Roche Holding AG, NVS	5,871	1,901,735
SGS SA	1,656	186,747
SIG Group AG	38,103	426,020
Sika AG, Registered	4,128	809,037
Sonova Holding AG, Registered	3,739	1,019,888
Swatch Group AG (The), Bearer	1,472	307,628
Swiss Life Holding AG, Registered	1,417	1,538,086
Swisscom AG, Registered	1,336	978,650
UBS Group AG, Registered	34,978	1,338,444
Zurich Insurance Group AG	1,622	1,128,054
		17,424,239
United Kingdom — 13.1%
3i Group PLC	20,819	1,204,808
Admiral Group PLC	28,055	1,207,970
Anglo American PLC, NVS	21,320	806,591
Antofagasta PLC	4,448	163,252
AstraZeneca PLC	23,009	3,795,301
Auto Trader Group PLC(b)	84,531	867,211
Aviva PLC	40,471	355,711
BAE Systems PLC	15,567	383,469
Barclays PLC	176,943	949,055
BP PLC	242,483	1,420,661
BT Group PLC	174,001	424,662
Centrica PLC	65,496	154,361

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
CK Hutchison Holdings Ltd.	8,000	$53,052
Coca-Cola HBC AG, Class DI	5,421	245,994
Compass Group PLC	3,569	118,133
Diageo PLC	69,727	1,603,843
GSK PLC	76,909	1,800,704
Haleon PLC	12,926	60,109
HSBC Holdings PLC	334,544	4,683,429
Informa PLC	51,183	651,729
J Sainsbury PLC	209,964	942,234
Lloyds Banking Group PLC	1,333,850	1,563,922
London Stock Exchange Group PLC	9,074	1,130,859
Mondi PLC, NVS	12,786	142,920
National Grid PLC	2,901	43,498
NatWest Group PLC, NVS	121,275	933,637
Pearson PLC	4,612	64,190
Reckitt Benckiser Group PLC	11,001	841,456
RELX PLC	29,028	1,282,932
Rolls-Royce Holdings PLC	58,272	896,736
Schroders PLC	46,630	232,689
Shell PLC	59,035	2,213,187
Tesco PLC	145,912	880,531
Vodafone Group PLC	207,974	251,768
Whitbread PLC	10,779	410,359
WPP PLC	7,221	27,286
		32,808,249
Total Common Stocks — 98.1% (Cost: $206,980,958)		246,717,355
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,464	126,835
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	8,029	$836,114
		962,949
Total Preferred Stocks — 0.4% (Cost: $943,334)		962,949
Total Long-Term Investments — 98.5% (Cost: $207,924,292)		247,680,304
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	2,010,000	2,010,000
Total Short-Term Securities — 0.8% (Cost: $2,010,000)		2,010,000
Total Investments — 99.3% (Cost: $209,934,292)		249,690,304
Other Assets Less Liabilities — 0.7%		1,642,982
Net Assets — 100.0%		$251,333,286

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$81,889	$—	$(81,836)(b)	$(53)	$—	$—	—	$139 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	630,000 (b)	—	—	—	2,010,000	2,010,000	16,770	—
				$(53)	$—	$2,010,000		$16,909	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock World ex U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	24	12/19/25	$3,369	$35,947
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$35,188,357	$211,528,998	$—	$246,717,355
Preferred Stocks	—	962,949	—	962,949
Short-Term Securities
Money Market Funds	2,010,000	—	—	2,010,000
	$37,198,357	$212,491,947	$—	$249,690,304
Derivative Financial Instruments(a)
Assets
Equity Contracts	$35,947	$—	$—	$35,947

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust